Short-term Investments	12 Months Ended
Dec. 31, 2020
Short-term Investments
Short-term Investments

4.    Short-term Investments

Short-term investments classification as of December 31, 2019 and 2020 were shown as below:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Held-to-maturity debt securities	34,481,053	61,549,143	9,432,819
Trading debt securities	795,849	3,001,951	460,069
Marketable equity securities	11,925	—	—
	35,288,827	64,551,094	9,892,888

The gross unrecognized holding gain or loss on the held-to-maturity debt securities was nil and nil as of December 31, 2019 and 2020, respectively.

The cost of trading debt securities was RMB795,849 and RMB2,998,310 (US$459,511), with net unrealized gain of nil and RMB3,641 (US$558) as of December 31, 2019 and 2020, respectively.

For the years ended December 31, 2018, 2019 and 2020, interest income related to short-term debt securities was RMB115,737, RMB500,298 and RMB1,175,842 (US$180,206), respectively.

As of December 31, 2019 and 2020, the cost of marketable equity securities was RMB23,398 and nil, respectively; and the unrealized loss included in the carrying amount was RMB11,473 and nil, respectively. For the years ended December 31, 2018, 2019 and 2020, the realized loss from the marketable equity securities was nil, RMB5,435 and RMB14,332 (US$2,196), respectively.